Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2018 and 2017 were as follows:

	Owner occupied farmland (i)	Bearer plant (v)	Buildings and facilities	Machinery and equipment	Communication networks	Others (ii)	Total
Balance at June 30, 2016	2,555	92	13,326	2,813	5,410	2,605	26,801
Costs	2,865	195	13,929	3,153	5,877	2,871	28,890
Accumulated depreciation	(310)	(103)	(603)	(340)	(467)	(266)	(2,089)
Net book amount at June 30, 2016	2,555	92	13,326	2,813	5,410	2,605	26,801

Currency translation adjustment	444	(2)	2,950	627	1,148	293	5,460
Additions	731	183	792	634	711	718	3,769
Reclassifications of investment properties	194	-	(156)	-	-	-	38
Reclassifications to investment properties	(62)	-	-	-	-	-	(62)
Reclassification to group of assets held for sale (Note 34)	-	-	(28)	(16)	-	(1,513)	(1,557)
Disposals	(161)	(14)	(4)	(8)	(23)	(207)	(417)
Impairments / Recoveries	-	-	12	-	-	-	12
Depreciation charge (iii)	(72)	(43)	(630)	(588)	(1,084)	(477)	(2,894)
Balance at June 30, 2017	3,629	216	16,262	3,462	6,162	1,419	31,150

Costs	4,011	362	17,495	4,390	7,713	2,162	36,133
Accumulated depreciation	(382)	(146)	(1,233)	(928)	(1,551)	(743)	(4,983)
Net book amount at June 30, 2017	3,629	216	16,262	3,462	6,162	1,419	31,150

Currency translation adjustment	1,975	155	9,068	2,418	3,827	1,059	18,502
Additions	226	219	1,154	999	971	973	4,542
Reclassifications of investment properties	5	-	3	-	-	-	8
Reclassifications to investment properties	(73)	-	(1,571)	-	-	-	(1,644)
Disposals	(159)	(1)	(18)	(24)	(45)	(12)	(259)
Impairments / Recoveries	-	-	(69)	-	-	-	(69)
Depreciation charge (i)	(95)	(64)	(911)	(713)	(1,297)	(621)	(3,701)
Deconsolidation	-	-	(22,744)	(5,941)	-	(316)	(29,001)
Assets incorporated by business combination	899	-	105	113	-	1	1,118
Balance at June 30, 2018	6,407	525	1,279	314	9,618	2,503	20,646

Costs	6,898	645	2,030	489	14,975	4,354	29,391
Accumulated depreciation	(491)	(120)	(751)	(175)	(5,357)	(1,851)	(8,745)
Net book amount at June 30, 2018	6,407	525	1,279	314	9,618	2,503	20,646

(i) On January 9, 2018, the INRA released a report declaring that Las Londras farm (4565 ha.), with a book value of Ps. 371 as of June 30, 2018, is within the area of the “Guarayos Forestry Reserve” and establishes that the property of Agropecuaria Acres del Sud S.A. should be reduced to 50 hectares, while the remaining acreage would be reverted upon as a fiscal land once the process is concluded. It should be noted that the report is preliminary and is subject to appeal by the interested parties. The Company exercising its rights presented an administrative filing and within the associations of producers that the company is part of. Recently a census was ordered in the affected area, but no definitive resolution was issued to delimit the reservation. At the same time, a claim was made to our sellers to respond for eviction by virtue of the declarations and guarantees granted at the time of the sale of the property.

(ii) Includes furniture and fixtures, vehicles and aircrafts, which have been reclassified to held for sale (see Note 4).

(iii) Amortization charge was recognized in the amount of Ps. 1,772 and Ps. 1,599 under "Costs", in the amount of Ps. 185 and Ps. 251 under "General and administrative expenses" and Ps. 34 and Ps. 893 under "Selling expenses" as of June 30, 2018 and 2017, respectively in the Statements of Income (Note 26). In addition, a charge of Ps. 1,539 and Ps. 96 was recognized under "Discontinued operations" as of June 30, 2018 and 2017, respectively.

(iv) See Note 4. Includes other non-significant business combinations.

(v) Corresponds to the plantation of sugarcane with a useful life of more than one year.